Note 6 - Equipment - Equipment Balance (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Less – accumulated depreciation	$ (8)	$ 0
Equipment, net	72	0
Medical Equipment [Member]
Medical equipment, cost	$ 80	$ 0